Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011.

(In millions of dollars)	Identical Assets (Level 1)		Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Assets:
Financial instruments owned:
Mutual funds(a)	$139	$134	$—	$—	$—	$—	$139	$134
Money market funds(b)	483	226	—	—	—	—	483	226
Interest rate swap derivatives(c)	—	—	6	7	—	—	6	7
Total assets measured at fair value	$622	$360	$6	$7	$—	$—	$628	$367
Fiduciary Assets:
State and local obligations (including non-U.S. locales)	$—	$—	$3	$13	$—	$—	$3	$13
Other sovereign government obligations and supranational agencies	—	—	—	47	—	—	—	47
Corporate and other debt	—	—	—	2	—	—	—	2
Money market funds	149	186	—	—	—	—	149	186
Total fiduciary assets measured at fair value	$149	$186	$3	$62	$—	$—	$152	$248
Liabilities:
Contingent purchase consideration liability(d)	$—	$—	$—	$—	$63	$110	$63	$110
Senior Notes due 2014(e)	$—	$—	$256	$257	$—	$—	$256	$257
Total liabilities measured at fair value	$—	$—	$256	$257	$63	$110	$319	$367
(a) Included in other assets in the consolidated balance sheets.
(b) Included in cash and cash equivalents in the consolidated balance sheets.
(c) Included in other receivables in the consolidated balance sheets.
(d) Included in accounts payable and accrued liabilities and other liabilities in the consolidated balance sheets.
(e) Included in long term debt in the consolidated balance sheets.

Changes in Fair Value of Level 3 Liabilities Representing Acquisition Related Contingent Consideration
The table below sets forth a summary of the changes in fair value of the Company’s Level 3 liabilities for the years ended December 31, 2012 and December 31, 2011 that represent contingent purchase consideration related to acquisitions:

(In millions of dollars)	2012	2011
Balance at January 1,	$110	$106
Additions	27	14
Payments	(30)	(13)
Revaluation Impact	(44)	3
Balance at December 31,	$63	$110